UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2013
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam, III        Manchester, MA            May 14, 2013
----------------------      -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              36
                                                -------------
Form 13F Information Table Value Total:           $203,759
                                                -------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                         Title of                 Value               Investment   Other         Voting Authority
Name of Issuer                            Class        Cusip     ($1000)    Shares    Discretion  Managers     Sole   Shared   None
-------------------------                --------      -----     -------    ------     ----------  --------    ----   ------   ----
ACCO BRANDS CORP                          COMMON      00081T108    2,308     345,465     SOLE       NONE      345,465
ACCURIDE CORP                             COMMON      00439T206    4,424     820,703     SOLE       NONE      820,703
BALTIC TRADING LTD                        COMMON      Y0553W103    2,459     601,212     SOLE       NONE      601,212
BANK OF AMERICA CORP                      COMMON      060505104    4,589     376,796     SOLE       NONE      376,796
BANK OF AMERICA CORP 30.7900
 EXP10/28/2018                            WTS         060505153    3,688   5,051,476     SOLE       NONE    5,051,476
BLUELINX HOLDINGS INC                     COMMON      09624H109    7,163   2,513,296     SOLE       NONE    2,513,296
BUILDERS FIRSTSOURCE, INC                 COMMON      12008R107    6,360   1,085,281     SOLE       NONE    1,085,281
COMERICA INCORPORATED 29.4000
 EXP11/14/2018                            WTS         200340115    2,922     282,365     SOLE       NONE      282,365
DELTA AIR LINES, INC                      COMMON      247361702   10,323     625,235     SOLE       NONE      625,235
DORAL FINANCIAL CORP                      COMMON      25811P886    4,712   6,685,937     SOLE       NONE    6,685,937
DRYSHIPS INC                              COMMON      Y2109Q101    3,742   1,834,545     SOLE       NONE    1,834,545
EUROSEAS LTD                              COMMON      Y23592200    3,710   3,225,895     SOLE       NONE    3,225,895
EXIDE TECHNOLOGIES                        COMMON      302051206    1,835     679,652     SOLE       NONE      679,652
FAIRPOINT COMMUNICATIONS, INC             COMMON      305560302   10,737   1,437,375     SOLE       NONE    1,437,375
FELCOR LODGING TRUST INC                  COMMON      31430F101    3,773     634,200     SOLE       NONE      634,200
GENERAL MOTORS CO 10.0000 EXP07/10/2016   WTS         37045V118    5,839     314,616     SOLE       NONE      314,616
GENERAL MOTORS CO 18.3300 EXP07/10/2019   WTS         37045V126    6,180     524,180     SOLE       NONE      524,180
GLOBAL SHIP LEASE, INC                    CL A        Y27183105    1,798     399,523     SOLE       NONE      399,523
JPMORGAN CHASE & CO. 42.4200
 EXP10/28/2018                            WTS         46634E114    6,406     449,576     SOLE       NONE      449,576
LEAP WIRELESS INTL INC                    COMMON      521863308    4,519     766,660     SOLE       NONE      766,660
LEAR CORP                                 COMMON      521865204    6,675     121,651     SOLE       NONE      121,651
MGIC INVESTMENT CORP                      COMMON      552848103   22,208   4,486,473     SOLE       NONE    4,486,473
METROPCS COMMUNICATIONS, INC              COMMON      591708102    8,507     780,463     SOLE       NONE      780,463
NATIONAL BANK HOLDINGS CORP CMN CLASS A   CL A        633707104    6,862     374,958     SOLE       NONE      374,958
PENNYMAC MTG INVT TR                      COMMON      70931T103    7,552     291,683     SOLE       NONE      291,683
THE PNC FINANCIAL SERVICES GROUP, INC.
 67.3300 EXP12/31/2018                    WTS         693475121    6,169     503,619     SOLE       NONE      503,619
RADIAN GROUP INC                          COMMON      750236101    2,571     240,013     SOLE       NONE      240,013
REGIONS FINANCIAL CORP                    COMMON      7591EP100    4,613     563,264     SOLE       NONE      563,264
REVLON INC                                CL A        761525609    3,830     171,288     SOLE       NONE      171,288
SAFE BULKERS INC                          COMMON      Y7388L103    1,526     307,600     SOLE       NONE      307,600
STERLING FINANCIAL CORP                   COMMON      859319303    3,134     144,504     SOLE       NONE      144,504
SUNTRUST BANKS INC                        COMMON      867914103    2,929     101,663     SOLE       NONE      101,663
U.S. CONCRETE INC                         COMMON      90333L201   12,960     938,475     SOLE       NONE      938,475
US AIRWAYS GROUP INC                      COMMON      90341W108      644      37,941     SOLE       NONE       37,941
UNITED CONTINENTAL HOLDING INC            COMMON      910047109   10,780     336,778     SOLE       NONE      336,778
WELLS FARGO & CO 34.0100 EXP10/28/2018    WTS         949746119    5,312     442,679     SOLE       NONE      442,679

                                                                 203,759